Empower Moderate Profile Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	13.40%	14.45%
Moderate Profile Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	7.44%	8.32%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	12.32%	6.25%	7.53%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	11.96%	5.91%	7.17%
L
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	5.63%	6.90%